Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Balance at the beginning	$ 89,587	$ 37,122
Deferred during the year	114,657	101,902
Released to profit or loss	(87,711)	(49,437)
Balance at the end	116,533	89,587
Previously stated
Assets
Balance at the beginning	$ 89,562	37,122
Deferred during the year		101,877
Released to profit or loss		(49,437)
Balance at the end		$ 89,562